Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended						6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 20, 2013 Hercules Container Carrier Sa	Mar. 27, 2013 Iason Container Carrier Sa	Jun. 30, 2012 M/T Attikos	Jun. 30, 2012 M/T Aristofanis	Dec. 22, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Archimidis
Property Plant And Equipment [Line Items]
Fair value of vessels acquired					$ 54,000	$ 54,000			$ 68,000	$ 65,000
Date of vessel sale							Feb. 14, 2012	Apr. 04, 2012
DWT							12,000	12,000
Year built							2005	2005
Net proceeds from sale of vessel	0	19,675					9,807	9,868
Gain on vessel disposal	0	1,296					943	353
Vessel carrying value	$ 1,042,900		$ 959,550	$ 1,073,986			$ 8,864	$ 9,514